Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefit plans
Schedule of defined benefit pension plans

Benefit obligation for defined benefit plans
in € THOUS
	2024	2023
Partially funded obligations
U.S. plan	338,757	328,499
French plan	5,780	5,573

Funded obligations by insurance contracts
German plan	4,137	3,053

Unfunded obligations
German plan	557,185	542,136
French plans	11,212	10,764

Total benefit obligations	917,071	890,025

Net pension liability
in € THOUS
	2024	2023
Change in benefit obligation:
Benefit obligation at beginning of year	890,025	742,216
Foreign currency translation (gains) losses	20,472	(11,702)
Current service cost	28,748	32,399
Past service cost	(481)	(538)
Interest cost	37,304	37,438
Transfer of plan participants (1)	18	60,368
Actuarial (gains) losses arising from changes in financial assumptions	(19,944)	81,841
Actuarial (gains) losses arising from changes in demographic assumptions	17	(33)
Actuarial (gains) losses arising from experience adjustments	(185)	(9,706)
Remeasurements	(20,112)	72,102
Benefits paid	(38,903)	(42,258)

Benefit obligation at end of year	917,071	890,025

Change in plan assets:
Fair value of plan assets at beginning of year	255,772	259,461
Foreign currency translation gains (losses)	15,547	(9,063)
Transfer of plan participants (1)	—	2,116
Interest income from plan assets	13,169	13,717
Actuarial gains (losses) arising from experience adjustments	(4,122)	18,782
Actual return on plan assets	9,047	32,499
Employer contributions	7,968	2,147
Benefits paid	(28,502)	(31,388)
Fair value of plan assets at end of year	259,832	255,772
Net funded position at end of year	657,239	634,253
Benefit plans offered by other subsidiaries	35,399	43,985
Net pension liability at end of year	692,638	678,238
(1)	Transfer of plan participants for 2023 includes pension liabilities related to Management Board members which were attributable to Management AG prior to the Conversion and are included in the Company’s balance sheet subsequent to the Conversion.

Pension plan assets and liabilities
in € THOUS
	2024	2023
Pension plan liabilities
U.S. plan	83,148	75,876
German plan	557,185	542,136
French plans	16,906	16,241
Total	657,239	634,253
Thereof current(1)	12,876	11,943
Thereof non-current(2)	644,363	622,310

Benefit plans offered by other subsidiaries
Pension assets (3)	(531)	—
Current pension liabilities(1)	1,620	1,968
Non-current pension liabilities(2)	34,310	42,017
Total other pension liabilities, net	35,399	43,985
(1)	Recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets.
(2)	Recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.
(3)	Recorded as “Other non-current assets” in the consolidated balance sheets.

Schedule of weighted-average assumptions utilized in determining benefit obligations

Weighted average assumptions
in %
	2024	2023

Discount rate	4.39	4.22
Rate of compensation increase	3.18	3.18
Rate of pension increase	2.00	2.00

Schedule of sensitivity analysis

Sensitivity analysis
in € THOUS
	0.5% increase	0.5% decrease

Discount rate	(64,610)	73,344
Rate of compensation increase	9,855	(9,645)
Rate of pension increase	36,675	(33,351)

An increase of the mortality rate of 10% would reduce the pension liability by €22,068, while a decrease of 10% would increase the pension liability by €24,725 as of December 31, 2024.

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost
in € THOUS
	2024	2023	2022

Service cost	28,748	32,399	42,367
Net interest cost	24,135	23,721	11,927
Prior service cost	(481)	(538)	(512)
Net periodic benefit costs	52,402	55,582	53,782

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost

Weighted average assumptions
in %
	2024	2023	2022

Discount rate	4.22	4.86	2.02
Rate of compensation increase	3.18	3.22	3.17
Rate of pension increase	2.00	2.00	1.75

Schedule of expected benefit payments

Defined benefit pension plans: cash outflows
in € THOUS
	2024	2023

1 year	37,074	34,030
1 - 3 years	82,307	75,702
3 - 5 years	90,462	85,967
5 - 10 years	249,343	244,042
Total	459,186	439,741

Schedule of pension plan assets

Fair values of plan assets
in € THOUS
		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)

		2024				2023
Equity investments
Index funds(1)	73,272	9,570	63,702	—	71,971	8,893	63,078	—

Fixed income investments
Government securities(2)	190	19	171	—	3,519	3,339	180	—
Corporate bonds(3)	171,860	—	171,860	—	167,935	—	167,935	—
Other bonds(4)	6,668	—	331	6,337	6,909	—	860	6,049
U.S. treasury money market funds(5)	3,619	3,619	—	—	2,289	2,289	—	—

Other types of investments
Cash, money market and mutual funds(6)	4,223	86	4,137	—	3,149	96	3,053	—
Total	259,832	13,294	240,201	6,337	255,772	14,617	235,106	6,049
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the MSCI EAFE Index.
(2)	This category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.